DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 8,829	$ 8,904
Interest rate and cross currency interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	4,843	4,261
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	2,433	2,258
Financial assets at fair value through profit or loss, category [member] | Interest rate and cross currency interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	816	752
Financial assets at fair value through profit or loss, category [member] | Inflation linked swap contract
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 170	$ 155